UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22218

T. Rowe Price Global Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1: Report to Shareholders

Global Real Estate Fund	June 30, 2010

The views and opinions in this report were current as of June 30, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Following gains in 2009, global real estate securities began the year with a promising start, posting positive returns during the first quarter. However, a rash of troubling news across the globe began to weigh on investors, leading to a challenging second quarter that erased first-quarter strength. Negative economic news abounded in each of the major regions—the sovereign debt crisis in Europe, a tightening housing policy in China, and disappointing employment data in the United States. Most major markets showed losses in the first half; U.S. real estate securities managed a gain, although it was not enough to overcome setbacks elsewhere. The U.S. dollar strengthened, driven by fears surrounding the European debt crisis.

Your fund returned -2.91%, ahead of both the FTSE EPRA/NAREIT Developed Real Estate Index return of -4.23% and the Lipper Global Real Estate Funds Index return of -5.41%. (The return for the Advisor Class was slightly lower, reflecting its different fee structure.)

DIVIDEND DISTRIBUTION

On June 25, 2010, your fund’s Board of Directors declared a second-quarter income dividend of $0.11 per share to shareholders of record on that day. This dividend was paid on June 29. The second-quarter dividend distribution brings total income dividends paid so far in 2010 to $0.20 per share. In addition, the fund paid a short-term capital gain of $0.01 and a long-term gain of $0.012 in the first quarter. (All distributions were the same for the Advisor Class in each quarter.)

MARKET ENVIRONMENT AND STRATEGY

Returns were negative in most major markets as disparate concerns evolved into a common theme of economic uncertainty across the globe. The sovereign debt crisis emanating in Greece spilled into the rest of Europe and called into question the very viability of the euro zone economic and currency entity. Additionally, the U.K. election did not produce a clear mandate and ended in a somewhat unwieldy coalition of rival parties.

In Asia, China became increasingly concerned with escalating housing prices, which led to a series of tightening measures that dampened the housing market and investor enthusiasm. The ripple effects of the clampdown were felt widely across the Pacific region. Hong Kong’s real estate companies with mainland exposure were affected, along with exporters in Australia. Australia was also dealing with its own domestic housing issues. Home-ownership grants were gradually reduced, and higher interest rates were enacted by the Reserve Bank of Australia, creating headwinds for consumers. Besides facing a slowdown in the important China market, Australian natural resources firms were also dealing with the specter of a proposed “super-profits tax,” which raised larger questions about the government’s attitude toward business and free markets.

In the U.S., the investor optimism of 2009 continued into early 2010 as a series of improving job reports fueled hopes for an economic recovery. By “improving” job reports we mean that the pace of job losses was markedly slowing and appeared to be bottoming. At that point, we normally could look forward to embarking on a recovery in earnest, with growing employment and tangible fundamental demand. However, the U.S. also encountered a pullback in the second quarter as global concerns buffeted the markets and sent stocks into a correction mode. The disastrous Gulf of Mexico oil spill added further to the general gloom. Housing remained in the doldrums, with ongoing media coverage of foreclosures and depressed home prices. At times during the period, it seemed as though the consumer was making a comeback, and then, just as abruptly, new data indicated otherwise.

While many global problems remain unresolved, we are optimistic that more clarity will emerge in the months ahead. For now, it appears that the Chinese government is waiting to see if its recently enacted measures produce their desired goals. Australia has backed off from proposing a super-profits tax. Europe has coalesced in an effort to contain its debt crisis. And the U.S. seems close to containing the Gulf oil spill and is busy preparing for key midterm elections in the midst of encouraging corporate profits. Down the road, better balance and visibility globally should eventually lead to a period of sustained recovery.

PORTFOLIO REVIEW

U.S. holdings were the top contributors during the period. Notably, apartment owners Equity Residential and AvalonBay Communities performed strongly as investors’ early optimism attracted them to properties with shorter leases that could rapidly profit from recovering fundamentals. New York City office specialty firm SL Green Realty continued to perform well, with financial services firms in Manhattan extending their recovery from the depths reached during the worst of the financial crisis. (Please refer to our portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Several of our holdings in the euro zone were negatively affected by sentiment surrounding the sovereign debt crisis. At this point, it seems to be more perception than reality in terms of fundamental impact, but perception took a toll on the performance of Unibail-Rodamco, Corio, and Citycon, which are investments in shopping centers in Europe. Our returns also reflected the negative impact of a weakening euro versus the U.S. dollar.

While tighter monetary policies in China were aimed directly at the residential market, companies with a larger focus on commercial property in the mainland, such as Hang Lung Properties (retail) and Soho China (office), performed relatively well. We eliminated Hong Kong real estate investment trust LINK on strength since we were disappointed by continuing turnover in the senior management ranks. Also, similar to landlords in New York City, Hongkong Land Holdings in Central Hong Kong benefited from a recovery in financial services firms.

In Japan, the capital markets appear to be reopening for Japanese real estate investment trusts (JREITs). When this occurs in force, we expect that JREITs will be able to make accretive acquisitions of quality assets. We added several names there, including Japan Real Estate Investment and Frontier Real Estate Investment.

The portfolio continues to be well diversified by region and property type. We feel that the fund’s recent outperformance during the downturn is a reflection of the quality of our assets and our risk-aware approach.

OUTLOOK

We are heartened by the way the markets have weathered repeated challenges to investor confidence, but we are not yet free of the turbulence that has overshadowed investor sentiment for some time. In Asia-Pacific, there is a tug-of-war between continued robust economic growth on one hand and inflation fears on the other. Europe is struggling with necessary austerity measures that threaten to undermine longstanding social welfare programs. The U.S. is engaging in contentious debate about whether new stimulus efforts are needed to relieve persistently high employment in the midst of unsustainable budget deficits.

That said, global governments have taken great strides away from the contagion that nearly brought financial markets to the brink of failure a short while ago. While nebulous economic conditions have dominated equity returns in recent months, we expect better visibility in the future, and we will continue to focus on selecting attractive real estate investments with the potential for growth through the rest of the year.

Respectfully submitted,

David M. Lee
President of the fund and chairman of its Investment Advisory Committee

July 21, 2010

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING

The fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. Due to its concentration in the real estate industry, the fund’s share price could be more volatile than that of a fund with a broader investment mandate. Trends perceived to be unfavorable to real estate, such as changes in the tax laws or rising interest rates, could cause a decline in share prices.

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Capitalization rate: A ratio, shown as a percentage rate, that estimates the present value of an income-producing asset. Riskier investments have higher capitalization rates and lower present values.

FTSE EPRA/NAREIT Developed Real Estate Index: A total return index composed of the most actively traded real estate investment trusts (REITs) and REIT-type structures, designed to be a measure of global real estate equity performance.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

Price/earnings ratio (or multiple): A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/10
Simon Property Group	4.7%
Sun Hung Kai Properties	4.4
Unibail-Rodamco	3.9
Hang Lung Properties	3.5
Westfield Group	3.5
Mitsubishi Estate	3.1
Public Storage	2.4
Equity Residential	2.4
Avalonbay Communities	2.2
AMB Property	2.2
Mitsui Fudosan	2.2
Vornado Realty Trust	2.1
Federal Realty Investment Trust	2.1
Capitamall Trust	2.0
Great Portland Estates	1.9
Hammerson	1.9
Boston Properties	1.8
SL Green Realty	1.8
Taubman Centers	1.7
Hufvudstaden	1.5
Kilroy Realty	1.5
Saul Centers	1.5
PSP Swiss Property	1.5
CFS Retail Property	1.5
Shaftesbury	1.4
Total	58.7%

Note: The information shown does not reflect any exchange-traded funds (ETFs) or investments in the T. Rowe Price Reserve Investment Fund that may be held in the portfolio.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (“investor class”) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	6 Months Ended 6/30/10‡	Year Ended 12/31/09‡	10/27/08 Through 12/31/08‡
NET ASSET VALUE			
Beginning of period	$ 13.46	$ 10.54	$ 10.00
Investment activities			
Net investment income	0.21[1]	0.26[1]	0.07[1]
Net realized and unrealized gain (loss)	(0.59)	3.18	0.73
Total from investment activities	(0.38)	3.44	0.80
Distributions			
Net investment income	(0.20)	(0.33)	(0.05)
Net realized gain	(0.02)	(0.19)	(0.19)
Tax return of capital	–	–	(0.02)
Total distributions	(0.22)	(0.52)	(0.26)
NET ASSET VALUE			
End of period	**$ 12.86**	**$ 13.46**	**$ 10.54**

Ratios/Supplemental Data

	6 Months Ended 6/30/10‡	Year Ended 12/31/09‡	10/27/08 Through 12/31/08‡
Total return[2]	**(2.91)%[1]**	**33.62%[1]**	**7.99%[1]**
Ratio of total expenses to average net assets	1.05%[1][3]	1.05%[1]	1.05%[1][3]
Ratio of net investment income to average net assets	3.14%[1][3]	2.32%[1]	3.70%[1][3]
Portfolio turnover rate	3.4%	12.4%	0.3%
Net assets, end of period (in thousands)	$ 20,161	$ 17,373	$ 8,311

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 4/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS | For a share outstanding throughout each period

Advisor Class

	6 Months Ended 6/30/10‡	Year Ended 12/31/09‡	10/27/08 Through 12/31/08‡
NET ASSET VALUE			
Beginning of period	$ 13.43	$ 10.53	$ 10.00
Investment activities			
Net investment income	0.20[1]	0.26[1]	0.06[1]
Net realized and unrealized gain (loss)	(0.59)	3.16	0.73
Total from investment activities	(0.39)	3.42	0.79
Distributions			
Net investment income	(0.20)	(0.33)	(0.05)
Net realized gain	(0.02)	(0.19)	(0.19)
Tax return of capital	–	–	(0.02)
Total distributions	(0.22)	(0.52)	(0.26)
NET ASSET VALUE			
End of period	**$ 12.82**	**$ 13.43**	**$ 10.53**

Ratios/Supplemental Data			
Total return[2]	**(2.99)%[1]**	**33.46%[1]**	**7.89%[1]**
Ratio of total expenses to average net assets	1.15%[1][3]	1.15%[1]	1.15%[1][3]
Ratio of net investment income to average net assets	3.02%[1][3]	2.40%[1]	3.51%[1][3]
Portfolio turnover rate	3.4%	12.4%	0.3%
Net assets, end of period (in thousands)	$ 389	$ 357	$ 263

‡ Per share amounts calculated using average shares outstanding method.

(1) Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 4/30/11.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
AUSTRALIA 8.8%		
Common Stocks 8.8%		
CFS Retail Property, Equity Units	195,396	310
Commonwealth Property Office, Equity Units	246,094	191
GPT Group, Equity Units	101,428	238
Mirvac Group	91,652	100
Stockland	82,684	257
Westfield Group	70,338	716
Total Australia (Cost $1,664)		1,812
BRAZIL 1.9%		
Common Stocks 1.9%		
Iguatemi Empresa de Shopping Centers	10,900	191
Multiplan Empreendimentos	10,500	192
Total Brazil (Cost $339)		383
CANADA 4.2%		
Common Stocks 4.2%		
Allied Properties, REIT	10,700	197
Brookfield Properties (USD)	11,700	165
First Capital Reality	19,260	246
Primaris Real Estate Investment Trust, REIT	15,500	254
Total Canada (Cost $710)		862
CHINA 3.3%		
Common Stocks 3.3%		
Agile Property (HKD)	52,000	53
China Overseas Land & Investment (HKD)	93,440	174
China Resources Land (HKD)	114,000	214
Soho China (HKD)	405,000	234
Total China (Cost $651)		675

Nippon Accommodations Fund	28	147
Total Japan (Cost $2,131)		1,914

NETHERLANDS 1.6%

Common Stocks 1.6%		
Corio	3,843	187
Eurocommercial Properties	4,384	140
Total Netherlands (Cost $366)		327

SINGAPORE 4.1%

Common Stocks 4.1%		
Ascendas Real Estate Investment Trust	205,000	265
CapitaCommercial Trust, REIT	177,000	153
Capitamall Trust, REIT	319,000	415
Total Singapore (Cost $729)		833

SWEDEN 1.5%

Common Stocks 1.5%		
Hufvudstaden, A Shares	41,356	316
Total Sweden (Cost $259)		316

SWITZERLAND 1.5%

Common Stocks 1.5%		
PSP Swiss Property	5,197	311
Total Switzerland (Cost $251)		311

UNITED KINGDOM 6.1%

Common Stocks 6.1%		
Capital Shopping Centres	18,459	85

Derwent London	6,205	115
Great Portland Estates	91,073	389
Hammerson	75,370	381
Shaftesbury	53,091	284
Total United Kingdom (Cost $1,157)		1,254

UNITED STATES 38.4%

Common Stocks 38.4%

Alexandria Real Estate, REIT	1,500	95
AMB Property, REIT	19,000	450
AvalonBay Communities, REIT	4,866	454
Boston Properties, REIT	5,300	378
BRE Properties, Class A, REIT	5,200	192
Douglas Emmett, REIT	18,400	262
Equity Residential, REIT	11,700	487
Federal Realty Investment Trust, REIT	6,000	422
Healthcare Realty Trust, REIT	12,500	275
Kilroy Realty, REIT	10,600	315
Kimco Realty, REIT	17,400	234
Macerich, REIT	5,052	189
Marriott, Class A	7,700	231
Orient-Express, Class A (1)	19,500	144
Plum Creek Timber, REIT	7,100	245
ProLogis, REIT	4,500	46
Public Storage, REIT	5,700	501
Regency Centers, REIT	5,900	203
Saul Centers, REIT	7,700	313
Simon Property Group, REIT	12,000	969
SL Green Realty, REIT	6,600	363
Starwood Hotels & Resorts Worldwide	4,500	186
Starwood Property Trust, REIT	9,500	161
Taubman Centers, REIT	9,200	346

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $17,396)	$	20,382
Receivable for shares sold		116
Dividends and interest receivable		62
Cash		32
Due from affiliates		15
Other assets		32
Total assets		20,639
Liabilities		
Payable for investment securities purchased		28
Due to affiliates		18
Payable for shares redeemed		2
Other liabilities		41
Total liabilities		89
NET ASSETS	$	20,550
Net Assets Consist of:		
Undistributed net investment income	$	20
Accumulated undistributed net realized loss		(435)
Net unrealized gain		2,985
Paid-in capital applicable to 1,597,508 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares authorized		17,980
NET ASSETS	$	20,550
NET ASSET VALUE PER SHARE		
Investor Class		
($20,161,256 / 1,567,204 shares outstanding)	$	12.86
Advisor Class		
($388,600 / 30,304 shares outstanding)	$	12.82

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/10	Year Ended 12/31/09
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 309	$ 269
Net realized gain (loss)	83	(25)
Change in net unrealized gain (loss)	(1,128)	3,545
Increase (decrease) in net assets from operations	(736)	3,789
Distributions to shareholders		
Net investment income		
Investor Class	(298)	(339)
Advisor Class	(6)	(8)
Net realized gain		
Investor Class	(31)	(237)
Advisor Class	(1)	(5)
Decrease in net assets from distributions	(336)	(589)
Capital share transactions*		
Shares sold		
Investor Class	5,620	8,267
Advisor Class	51	22
Distributions reinvested		
Investor Class	183	247
Advisor Class	1	–
Shares redeemed		
Investor Class	(1,967)	(2,586)
Advisor Class	–	(1)
Redemption fees received	4	7
Increase in net assets from capital share transactions	3,892	5,956
Net Assets		
Increase during period	2,820	9,156
Beginning of period	17,730	8,574
End of period	**$ 20,550**	**$ 17,730**
Undistributed net investment income	20	15

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Real Estate Fund, Inc (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has two classes of shares: the Global Real Estate Fund original share class, referred to in this report as the Investor Class, offered since October 27, 2008, and the Global Real Estate Fund – Advisor Class (Advisor Class), offered since October 27, 2008. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class quarterly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund determines the values of its assets and liabilities and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on June 30, 2010:

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities other than short-term securities aggregated $4,381,000 and $642,000, respectively, for the six months ended June 30, 2010.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

In accordance with federal tax regulations, the fund recognized ordinary income and capital losses in the current period for tax purposes that had been recognized in the prior fiscal year for financial reporting purposes. Such deferrals relate to REIT dividends and net capital losses realized between November 1, 2009 and December 31, 2009, and totaled $15,000.

At June 30, 2010, the cost of investments for federal income tax purposes was $17,396,000. Net unrealized gain aggregated $2,985,000 at period-end, of which $3,510,000 related to appreciated investments and $525,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2010, the effective annual group fee rate was 0.30%.

The Investor Class and Advisor Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and/or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. For a period of three years after the date of any reimbursement or waiver, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation.

Pursuant to this agreement, management fees in the amount of $69,000 were waived and expenses in the amount of $95,000 were reimbursed by the manager during the six months ended June 30, 2010. Including these amounts, management fees waived and expenses previously reimbursed by the manager in the amount of $602,000 remain subject to repayment at June 30, 2010.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides sub-accounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30, 2010, expenses incurred pursuant to these service agreements were $99,000 for Price Associates and $15,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of June 30, 2010, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 575,000 shares of the Investor Class, and 25,000 shares of the Advisor Class, aggregating 38% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 9, 2010, the fund’s Board of Directors (Board) unanimously approved the continuation of the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Adviser). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Adviser during the course of the year, as discussed below:

Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund
 The Board reviewed the fund’s average annual total returns over the one-year and since-inception periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of the market turmoil during 2008 and 2009, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Contract and other benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Adviser may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Adviser and its affiliates from advising T. Rowe Price mutual funds. The Board did not review information regarding profits realized from managing the fund in particular because the fund had not achieved sufficient scale in terms of portfolio asset size to produce meaningful profit margin percentages. The Board concluded that the Adviser’s profits from advising T. Rowe Price mutual funds were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Adviser. Under the Contract, the fund pays a fee to the Adviser composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio (for the Investor Class and Advisor Class) and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate (after including any applicable expense reimbursements paid by the fund to the Adviser) was below the median for comparable funds. The information also indicated that the fund’s total expense ratio for both classes was below the median for comparable funds. The Board also reviewed the fee schedules for institutional accounts of the Adviser and its affiliates with smaller mandates. Management informed the Board that the Adviser’s responsibilities for institutional accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise and that the Adviser performs significant additional services and assumes greater risk for the fund and other T. Rowe Price mutual funds that it advises than it does for institutional accounts. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board was assisted by the advice of independent legal counsel and concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 17, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 17, 2010